Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Sep. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II - Condensed Financial Information of the Registrant
Condensed Financial Information of the Registrant
HRG GROUP, INC. (Registrant Only)
BALANCE SHEETS
(In millions)

	September 30,
	2017	2016
ASSETS
Cash and cash equivalents	$92.9	$170.9
Receivables, net	—	0.1
Total current assets	92.9	171.0
Investments in consolidated subsidiaries (a)	2,423.9	1,870.1
Advances to consolidated subsidiaries	0.2	9.6
Deferred tax assets	—	351.2
Properties, net	0.8	1.1
Other assets	0.5	0.6
Total assets	$2,518.3	$2,403.6
LIABILITIES AND EQUITY
Accounts payable	$0.8	$0.2
Accrued and other current liabilities	36.1	48.2
Total current liabilities	36.9	48.4
Long-term debt	1,718.3	1,711.2
Employee benefit obligations	4.2	5.2
Other liabilities	0.9	0.7
Total liabilities	1,760.3	1,765.5
Shareholders’ equity:
Common stock	2.0	2.0
Additional paid-in capital	1,372.9	1,447.1
Accumulated deficit	(925.9)	(1,031.9)
Accumulated other comprehensive income	309.0	220.9
Total shareholders’ equity	758.0	638.1
Total liabilities and equity	$2,518.3	$2,403.6
(a) Includes $1,536.3 and $1,351.6 at September 30, 2017 and 2016 related to the Company’s investment in the Insurance Operations, which were classified as businesses held for sale.
See accompanying Report of Independent Registered Public Accounting Firm.
SCHEDULE II
(continued)

HRG GROUP, INC. (Registrant Only)
STATEMENTS OF OPERATIONS
(In millions)

	Fiscal
	2017	2016	2015
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative	40.4	50.7	100.2
Acquisition related charges	—	0.2	0.4
Total operating expenses	40.4	50.9	100.6
Operating loss	(40.4)	(50.9)	(100.6)
Other income (expense):
Equity in net income (loss) of subsidiaries (a)	497.8	(214.8)	(357.2)
Interest expense	(144.1)	(143.1)	(124.2)
Gain on contingent purchase price reduction	—	—	8.5
Other, net	1.3	2.0	15.2
Income (loss) before income taxes	314.6	(406.8)	(558.3)
Income tax expense (benefit) (b)	208.6	(208.0)	(1.5)
Net income (loss)	$106.0	$(198.8)	$(556.8)
(a) Includes $332.5, $(444.1), and $52.8 for Fiscal 2017, 2016 and 2015, respectively, related to the Company’s investments in the Insurance Operations and Compass, which were classified as discontinued operations.
(b) Fiscal 2016 includes income tax benefit of $206.2 related to classifying the Company’s ownership interest in FGL as held for sale. Fiscal 2017 includes income tax expense of $205.9 related to the Company’s current intent to exercise the 338 Tax Election related to the FGL Merger which resulted in the reversal of the income tax benefit recorded in Fiscal 2016, as discussed above.
See accompanying Report of Independent Registered Public Accounting Firm.
SCHEDULE II
(continued)

HRG GROUP, INC. (Registrant Only)
STATEMENTS OF CASH FLOWS
(In millions)

	Fiscal
	2017	2016	2015
Cash flows from operating activities:
Net income (loss)	$106.0	$(198.8)	$(556.8)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in net (loss) income of subsidiaries	(497.8)	214.8	357.2
Dividends from subsidiaries	118.9	63.5	65.7
Depreciation of properties	0.3	0.3	0.5
Stock-based compensation	5.2	13.7	25.0
Amortization of debt issuance costs	6.1	2.7	4.4
Amortization of debt discount	1.0	3.3	1.8
Deferred income taxes	205.9	(205.8)	—
Gain on contingent purchase price reduction	—	—	(8.5)
Changes in operating assets and liabilities	(10.6)	(3.6)	29.0
Net change in cash due to operating activities	(65.0)	(109.9)	(81.7)
Cash flows from investing activities:
Capital contributions to consolidated subsidiaries	(3.1)	(2.9)	(406.4)
Capital expenditures	—	(0.1)	(1.2)
Net change in cash due to investing activities	(3.1)	(3.0)	(407.6)
Cash flows from financing activities:
Proceeds from senior secured notes	—	—	409.6
Debt issuance costs	—	—	(6.8)
Common stock repurchased	—	—	(22.1)
Share based award tax withholding payments	(16.4)	(17.8)	(18.3)
Other financing activities	6.5	4.4	4.1
Net change in cash due to financing activities	(9.9)	(13.4)	366.5
Net increase in cash and cash equivalents	(78.0)	(126.3)	(122.8)
Cash and cash equivalents at beginning of period	170.9	297.2	420.0
Cash and cash equivalents at end of period	$92.9	$170.9	$297.2

See accompanying Report of Independent Registered Public Accounting Firm.